Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and entity information [Abstract]
Entity Registrant Name	Woori Financial Group Inc.
Entity Central Index Key	0001264136
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	680,164,306
EntityEmergingGrowthCompany	false
Entity Shell Company	false